LONG-TERM PREPAYMENT	12 Months Ended
Sep. 30, 2022
LONG-TERM PREPAYMENT
LONG-TERM PREPAYMENT

NOTE 8 - LONG-TERM PREPAYMENT

Long-term prepayment as of September 30, 2022 consists of the cash deposit of RMB 74,317,541 Zhejiang Zhengkang pledged to one entities, which the Company is seeking to acquire certain percentage of ownership of (the "Target Company"). The deposit was used as acquisition deposits required by the Target Company in order to execute their respective acquisition memorandum which details the acquisition and valuation methods but is not legally binding. In the case that the acquisition is approved by both parties, the deposits will be used as initial payments and offset the total cash considerations of the deal. If any of the acquisition failed to be approved, the Target Companies are obligated to return the deposit to Zhejiang Zhengkang.

During the fiscal year ended September 30, 2022, the proposed acquisition was terminated due to the target was acquired by a Chinese State Owned Enterprise, and the Target Company is obligated to return the fund to the Company. The Company reached oral agreement with the Target Company to settle all or part of its outstanding long-term deposit by acquiring its patents which has not yet been finalized as of September 30, 2022, and therefore the Company reclassified the outstanding long-term deposit to long-term prepayment with amount of $10,447,395. Subsequent to yearend, the Company acquired a patent with appraised value of RMB 4,990,000.